General and Administrative Expenses	12 Months Ended
Dec. 31, 2016
General and Administrative Expense [Abstract]
General and Administrative Expenses Disclosure [Text Block]
Note 12 – General and Administrative Expenses

	Year ended December 31,
	2016	2015	2014
	(in thousands)
Stock-based compensation	$871	$858	$601
Professional fees	683	741	625
Salaries and benefits	849	747	588
Traveling and conference costs	106	65	30
Rent and office-maintenance fees	303	359	284
Investor relations and business Development expenses	248	457	337
Other	18	19	13
	$3,078	$3,246	$2,478